Restatement of Previously Issued Financial Statements	6 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants (collectively, with the Public Warrants and forward purchase units, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In Addition, the warrant agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).
On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement (the “Warrant Agreement”). The provisions noted in the SEC Statement impact the Company’s Public Warrants and the Private Placement Warrants.
In further consideration of the SEC Statement, the Company’s management evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25.
As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period as well as re-evaluate the treatment of the warrants (including on August 18, 2020, September 30, 2020, and December 31, 2020) and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust, operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of August 18, 2020 (audited)
Total Liabilities	$25,131,073	$43,439,891	$68,570,964
Class A Ordinary Shares Subject to Redemption	661,895,720	(43,439,891)	618,455,829
Class A Ordinary Shares	281	434	715
Additional Paid in Capital	5,003,001	8,377,722	13,380,723
Accumulated Deficit	(5,000)	(8,378,156)	(8,383,156)
Number of Class A ordinary shares subject to redemption	66,189,572	(4,343,989)	61,845,583

Balance sheet as of September 30, 2020 (unaudited)
Total Liabilities	$25,274,901	$116,489,061	$141,763,962
Class A Ordinary Shares Subject to Redemption	661,858,040	(116,489,061)	545,368,979
Class A Ordinary Shares	281	1,165	1,446
Additional Paid-in Capital	5,040,681	81,426,161	86,466,842
Accumulated Deficit	(42,685)	(81,427,326)	(81,470,011)
Number of Class A ordinary shares subject to redemption	66,185,804	(11,648,906)	54,536,898

Balance sheet as of December 31, 2020 (audited)
Total Liabilities	$25,068,093	$219,794,968	$244,863,061
Class A Ordinary Shares Subject to Redemption	660,858,080	(219,794,968)	441,063,112
Class A Ordinary Shares	291	2,198	2,489
Additional Paid-in Capital	6,040,631	184,731,035	190,771,666
Accumulated Deficit	(1,042,637)	(184,733,233)	(185,775,870)
Number of Class A ordinary shares subject to redemption	66,085,808	(21,979,497)	44,106,311

Statement of operations for the period from July 3, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	$(42,685)	$(81,427,326)	$(81,470,011)
Weighted average shares outstanding – Class A redeemable shares	69,000,000	—	69,000,000
Basic and Diluted EPS – Class A	0.00	0.00	0.00
Weighted average shares outstanding – Class B	17,250,000	—	17,250,000
Basic and Diluted EPS – Class B	0.00	(4.72)	(4.72)
Statement of operations for the period from July 3, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(1,042,637)	$(184,733,233)	$(185,775,870)
Weighted average shares outstanding – Class A redeemable shares	69,000,000	—	69,000,000
Basic and Diluted EPS – Class A	0.00	0.00	0.00
Weighted average shares outstanding – Class B	17,250,000	—	16,748,571
Basic and Diluted EPS – Class B	(0.06)	(11.03)	(11.09)